Pension And Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Pension And Postretirement Benefits
Schedule Of Plan Obligations In Excess Of Plan Assets [Table Text Block]
	Pension Benefits		Postretirement Benefits
	2018	2017	2018	2017
Benefit obligation at beginning of year	$59,294	$56,183	$24,059	$26,027
Service cost - benefits earned during the period	1,116	1,128	109	138
Interest cost on projected benefit obligation	2,092	1,936	778	809
Amendments	50	48	(1,145)	(1,807)
Actuarial (gain) loss	(5,046)	3,696	(2,815)	630
Special termination benefits	1	3	1	1
Benefits paid	(4,632)	(3,705)	(1,680)	(1,739)
Acquisitions	2,559	-	71	-
Plan transfers	5	5	-	-
Benefit obligation at end of year	$55,439	$59,294	$19,378	$24,059

	Pension Benefits		Postretirement Benefits
	2018	2017	2018	2017
Fair value of plan assets at beginning of year	$45,463	$42,610	$5,973	$5,921
Actual return on plan assets	(1,044)	5,987	(218)	607
Benefits paid[1]	(4,632)	(3,705)	(1,503)	(1,055)
Contributions	9,307	566	25	500
Acquisitions	2,582	-	-	-
Plan transfers	5	5	-	-
Fair value of plan assets at end of year	51,681	45,463	4,277	5,973
Unfunded status at end of year[2]	$(3,758)	$(13,831)	$(15,101)	$(18,086)
[1]	At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce
Voluntary Employee Benefit Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.
[2]	Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts.
Required pension funding is determined in accordance with the Employee Retirement Income Security Act of 1974, as amended (ERISA) and applicable regulations.

	Pension Benefits		Postretirement Benefits
	2018	2017	2018	2017
Current portion of employee benefit obligation[1]	$-	$-	$(1,464)	$(1,585)
Employee benefit obligation[2]	(3,758)	(13,831)	(13,637)	(16,501)
Net amount recognized	$(3,758)	$(13,831)	$(15,101)	$(18,086)
[1]	Included in "Accounts payable and accrued liabilities."
[2]	Included in "Postemployment benefit obligation."

Schedule Of Defined Benefit Plan And Postretirement Benefits Disclosure [Table Text Block]
	Pension Benefits			Postretirement Benefits
	2018	2017	2016	2018	2017	2016
Service cost – benefits earned during the period	$1,116	$1,128	$1,112	$109	$138	$192
Interest cost on projected benefit obligation	2,092	1,936	1,980	778	809	972
Expected return on assets	(3,190)	(3,134)	(3,115)	(304)	(319)	(355)
Amortization of prior service credit	(115)	(123)	(103)	(1,635)	(1,466)	(1,277)
Actuarial (gain) loss	(812)	844	1,478	(2,290)	342	(581)
Net pension and postretirement cost (credit)	$(909)	$651	$1,352	$(3,342)	$(496)	$(1,049)

	Pension Benefits			Postretirement Benefits
	2018	2017	2016	2018	2017	2016
Balance at beginning of year	$571	$575	$512	$6,456	$5,089	$5,510
Prior service (cost) credit	(37)	(30)	128	864	1,120	372
Amortization of prior service credit	(87)	(76)	(65)	(1,234)	(907)	(793)
Total recognized in other comprehensive (income) loss	(124)	(106)	63	(370)	213	(421)
Adoption of ASU 2018-02	-	102	-	-	1,154	-
Balance at end of year	$447	$571	$575	$6,086	$6,456	$5,089

Schedule Of Assumptions In Determining The Projected Benefit Obligation And Net Pension And Postretirement Benefit Cost [Table Text Block]
	Pension Benefits			Postretirement Benefits
	2018	2017	2016	2018	2017	2016
Weighted-average discount rate for determining benefit obligation at December 31	4.50%	3.80%	4.40%	4.40%	3.70%	4.30%
Discount rate in effect for determining service cost[1,2]	4.20%	4.60%	4.90%	4.30%	4.60%	5.00%
Discount rate in effect for determining interest cost[1,2]	3.80%	3.60%	3.70%	3.60%	3.40%	3.60%
Weighted-average interest crediting rate for cash balance pension programs[3]	3.70%	3.50%	3.50%	-%	-%	-%
Long-term rate of return on plan assets	7.00%	7.75%	7.75%	5.75%	5.75%	5.75%
Composite rate of compensation increase for determining benefit obligation	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Composite rate of compensation increase for determining net cost (benefit)	3.00%	3.00%	3.10%	3.00%	3.00%	3.10%
[1]	Weighted-average discount rate for pension benefits in effect from January 1, 2018 through May 31, 2018 was 4.00% for service cost and
3.40% for interest costs, and, from June 1, 2018 through December 31, 2018 was 4.40% for service cost and 4.00% for interest cost.
[2]	Weighted-average discount rate for postretirement benefits in effect from January 1, 2018 through February 28, 2018 was 4.00% for service costs and 3.30% for interest costs, and, from March 1, 2018 through December 31, 2018 was 4.30% for service cost and 3.70% for interest cost.
[3]	Weighted-average interest crediting rates for cash balance pension programs relate only to the cash balance portion of total pension benefits.
A 0.50% increase in the weighted-average interest crediting rate would increase the pension benefit obligation by $130.

Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations [Table Text Block]
	Pension Assets					Postretirement (VEBA) Assets
	Target			2018	2017	Target			2018	2017
Equity securities:
Domestic	15%	-	25%	16%	23%	20%	-	30%	25%	21%
International	7%	-	17%	12	16	13%	-	23%	18	15
Fixed income securities	29%	-	39%	37	41	34%	-	44%	39	40
Real assets	4%	-	14%	9	10	-%	-	6%	1	1
Private equity	2%	-	12%	8	10	-%	-	7%	2	2
Preferred interest	13%	-	23%	18	-	-%	-	-%	-	-
Other	-%	-	5%	-	-	10%	-	20%	15	21
Total				100%	100%				100%	100%

Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level [Table Text Block]
Pension Assets and Liabilities at Fair Value as of December 31, 2018
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$52	$-	$-	$52
Interest bearing cash	167	41	-	208
Foreign currency contracts	-	5	-	5
Equity securities:
Domestic equities	6,912	-	1	6,913
International equities	3,594	8	-	3,602
Preferred interest	-	-	8,749	8,749
Fixed income securities:
Corporate bonds and other investments	-	10,719	4	10,723
Government and municipal bonds	51	6,170	-	6,221
Mortgage-backed securities	-	382	-	382
Real estate and real assets	-	-	2,579	2,579
Securities lending collateral	12	1,466	-	1,478
Purchased options, futures, and swaps	-	3	-	3
Receivable for variation margin	19	-	-	19
Assets at fair value	10,807	18,794	11,333	40,934
Investments sold short and other liabilities at fair value	(657)	(6)	-	(663)
Total plan net assets at fair value	$10,150	$18,788	$11,333	$40,271
Assets held at net asset value practical expedient
Private equity funds				4,384
Real estate funds				2,162
Commingled funds				5,740
Total assets held at net asset value practical expedient				12,286
Other assets (liabilities)[1]				(876)
Total Plan Net Assets				$51,681
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2018
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$45	$624	$-	$669
Equity securities:
Domestic equities	745	8	-	753
International equities	541	-	1	542
Fixed income securities:
Corporate bonds and other investments	7	602	11	620
Government and municipal bonds	2	377	1	380
Mortgage-backed securities	-	283	-	283
Securities lending collateral	-	63	-	63
Assets at fair value	1,340	1,957	13	3,310
Securities lending payable and other liabilities	-	(74)	-	(74)
Total plan net assets at fair value	$1,340	$1,883	$13	$3,236
Assets held at net asset value practical expedient
Private equity funds				79
Real estate funds				36
Commingled funds				973
Total assets held at net asset value practical expedient				1,088
Other assets (liabilities)[1]				(47)
Total Plan Net Assets				$4,277
[1]	Other assets (liabilities) include amounts receivable and accounts payable.

Pension Assets and Liabilities at Fair Value as of December 31, 2017
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$96	$-	$-	$96
Interest bearing cash	7	20	-	27
Foreign currency contracts	-	2	-	2
Equity securities:
Domestic equities	9,441	-	4	9,445
International equities	4,967	1	-	4,968
Fixed income securities:
Corporate bonds and other investments	48	10,520	2	10,570
Government and municipal bonds	-	5,751	-	5,751
Mortgage-backed securities	-	765	-	765
Real estate and real assets	-	-	2,287	2,287
Securities lending collateral	8	2,240	-	2,248
Receivable for variation margin	6	-	-	6
Assets at fair value	14,573	19,299	2,293	36,165
Investments sold short and other liabilities at fair value	(497)	(4)	-	(501)
Total plan net assets at fair value	$14,076	$19,295	$2,293	$35,664
Assets held at net asset value practical expedient
Private equity funds				4,493
Real estate funds				2,340
Commingled funds				5,142
Total assets held at net asset value practical expedient				11,975
Other assets (liabilities)[1]				(2,176)
Total Plan Net Assets				$45,463
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2017
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$603	$714	$-	$1,317
Equity securities:
Domestic equities	857	9	-	866
International equities	600	-	-	600
Fixed income securities:
Corporate bonds and other investments	8	607	4	619
Government and municipal bonds	-	445	-	445
Mortgage-backed securities	-	308	1	309
Securities lending collateral	-	120	-	120
Assets at fair value	2,068	2,203	5	4,276
Securities lending payable and other liabilities	-	(121)	-	(121)
Total plan net assets at fair value	$2,068	$2,082	$5	$4,155
Assets held at net asset value practical expedient
Private equity funds				102
Real estate funds				41
Commingled funds				1,750
Total assets held at net asset value practical expedient				1,893
Other assets (liabilities)[1]				(75)
Total Plan Net Assets				$5,973
[1]	Other assets (liabilities) include amounts receivable and accounts payable.

Summary of Changes In The Fair Value Of The Level 3 Pension And Postretirement Assets [Table Text Block]
Pension Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$4	$2	$2,287	$2,293
Realized gains (losses)	-	-	120	120
Unrealized gains (losses)	(408)	(1)	170	(239)
Transfers in	9,158	1	266	9,425
Transfers out	(4)	(1)	-	(5)
Purchases	-	8	85	93
Sales	-	(5)	(349)	(354)
Balance at end of year	$8,750	$4	$2,579	$11,333

Postretirement Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$-	$5	$-	$5
Transfers in	1	8	-	9
Transfers out	-	(1)	-	(1)
Purchases	-	1	-	1
Sales	-	(1)	-	(1)
Balance at end of year	$1	$12	$-	$13

Pension Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$1	$40	$2,273	$2,314
Realized gains (losses)	1	-	(73)	(72)
Unrealized gains (losses)	(2)	1	216	215
Transfers in	-	-	25	25
Transfers out	-	(32)	-	(32)
Purchases	5	-	157	162
Sales	(1)	(7)	(311)	(319)
Balance at end of year	$4	$2	$2,287	$2,293

Postretirement Assets	Fixed Income Funds	Total
Balance at beginning of year	$26	$26
Transfers out	(15)	(15)
Purchases	2	2
Sales	(8)	(8)
Balance at end of year	$5	$5

Estimated Future Benefit Payments [Table Text Block]
	Pension Benefits	Postretirement Benefits
2019	$5,399	$1,637
2020	4,835	1,633
2021	4,750	1,582
2022	4,642	1,515
2023	4,508	1,463
Years 2024 - 2028	21,320	6,358